Rule 497(e)

Registration No. 033-16905

[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 23, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration No. 033-16905)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on December 2, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures